Note 8-Loans Payable	12 Months Ended
Dec. 31, 2013
Notes
Note 8-Loans Payable

Note 8—LOANS PAYABLE

In June 2013 Pazoo, Inc. entered into a Promissory note totaling $9,000 with ICPI for expenses paid directly to vendors.  In November 2013, $6,000 was converted into 150,000 Series A Preferred shares.  ICPI is a Series A Preferred stockholder.  As of December 31, $3,000 still remains outstanding.